Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 106,588	$ 109,039
Acquisition	38,992
Exchange differences	(4,281)	(2,451)
Ending balance	141,299	106,588
Accumulated impairment	(35,785)	(35,785)
Goodwill, net	$ 105,514	$ 70,803